Related Party Transactions - Loan agreements and Due From Related Party (Details) - Avalanche Treasury Company, LLC - USD ($)			4 Months Ended
	Dec. 31, 2025	Oct. 10, 2025	Dec. 31, 2025	Mar. 31, 2026
Related Party Transactions
Due from related party	$ 1,423,849		$ 1,423,849	$ 1,578,524
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party		Related party	Related party
Related party
Related Party Transactions
Interest rate		4.35%
Draw from notes	$ 91,500		$ 91,500
Payment of notes	91,500		91,500
Outstanding borrowing	$ 0		$ 0	$ 0